As filed with the Securities and Exchange Commission on October 30, 2002


                         File Nos. 33-52850 and 811-7242

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 14


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 16


                                THE CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900


                               Patrick J. Keniston

                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            John V. O'Hanlon, Esquire
                                     Dechert
                          Ten Post Office Square South
                                Boston, MA 02109

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Cutler Core Fund and Cutler Value Fund.

           THE
          CUTLER                                       PROSPECTUS
          TRUST

                                                       OCTOBER 30, 2002

EACH FUND SEEKS CURRENT INCOME
AND LONG-TERM CAPITAL
APPRECIATION.
                                                       CUTLER CORE FUND
SHARES OF EACH FUND ARE OFFERED
TO INVESTORS WITHOUT ANY SALES                         CUTLER VALUE FUND
CHARGE OR RULE 12B-1
(DISTRIBUTION) FEES.




THE SECURITIES AND EXCHANGE COMMISSION HAS
NOT APPROVED OR DISAPPROVED ANY FUND'S
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.





                               [Crater Lake Image]

                                                              TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                         2

       Investment Objective                                                 2

       Principal Investment Strategies                                      2

       Investment Policies for Both Funds                                   2

       Principal Risks of Investing in the Fund                             3

       Who May Want to Invest in the Fund                                   3


PERFORMANCE                                                                 4

FEE TABLES                                                                  6

MANAGEMENT                                                                  7

YOUR ACCOUNT                                                                9

       How to Contact the Funds                                             9

       General Information                                                  9

       Buying Shares                                                       10

       Selling Shares                                                      13

       Exchange Privileges                                                 14

       Retirement Accounts                                                 15

OTHER INFORMATION                                                          16

FINANCIAL HIGHLIGHTS                                                       17

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOAL The investment goal of both Cutler Core Fund and Cutler Value Fund (each a "Fund" and collectively the "Funds"), as managed by their investment adviser, Cutler & Company, LLC (the "Adviser"), is current income and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

CUTLER CORE FUND

In seeking to meet its investment objective, the Fund invests in stocks that the Adviser considers undervalued with respect to their growth prospects relative to the general market. In order to facilitate this selection process, the Fund will only purchase U.S. exchange-traded companies that, in the Adviser's opinion, are leaders in their industry, have wide ownership among major institutional investors and very liquid markets, and have a market value of at least $1 billion. The Fund's portfolio will, under normal conditions, be comprised of at least 25 stocks, of which at least 75% will be dividend-paying.

CUTLER VALUE FUND

In seeking to meet its investment objective, the Fund expects that for most periods substantially all of its total assets will be invested according to the Adviser's value investing style in a diversified portfolio of stocks judged by the Adviser to have favorable value to price characteristics relative to their historic valuations and/or comparable companies.


[CALLOUT BOX:

CONCEPTS TO UNDERSTAND

VALUE INVESTING means to invest in stocks whose market valuations are low relative to their historic valuations and/or comparable companies.

PRICE/EARNINGS RATIO means the ratio of a company's current market price divided by the previous 12 months' earnings per share.

CASH FLOW means the measurement of cash gained or lost during an accounting period, adjusted for any previous non-cash transactions.]



Factors deemed particularly relevant in determining fundamental value include price/earnings ratios, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in economic and political outlooks, as well as individual corporate developments, can influence specific security prices. The Adviser chooses investments in stocks of companies that have a market value of at least $1 billion and, in the Adviser's opinion, have wide ownership among major institutional investors and very liquid markets.

INVESTMENT POLICIES FOR BOTH FUNDS

The Adviser uses "top-down" and "bottom-up" approaches and investment selections are made using a rigorous fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return on a three to five year holding period.

The Adviser will sell securities for any one of three possible reasons. A stock may be sold
     o When it exceeds the Adviser's price target. Active price targets are maintained on all portfolio holdings
     o When a similar company is found by the Adviser to have better potential for price appreciation
     o If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company's strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change

TEMPORARY DEFENSIVE MEASURES A Fund may assume a temporary defensive position and invest without limit in cash or prime cash equivalents in order to respond to adverse market, economic or other conditions. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING
IN THE FUNDS

There is no assurance that a Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by a Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of the issuer's worth.

A Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for either or both Funds could fall out of favor with the market. For the most part, the portfolio of Cutler Core Fund is comprised of larger companies. Therefore, if smaller companies outperform larger companies, Cutler Core Fund could under-perform broader equity indexes. Likewise, if value stocks decrease in value, there could be a corresponding drop in the net asset value of each Fund.

It is not the Funds' intent, nor has it been their practice, to engage in active and frequent trading of their portfolio securities. This type of trading could increase the amount of capital gains realized by a Fund and total securities transactions costs. A Fund may hold cash or cash equivalents such as high quality, short-term money market instruments pending investment to retain flexibility in meeting redemptions and paying expenses.

In summary, you could lose money on your investment in a Fund, or a Fund could under-perform other investments, if any of the following occurs:

     o    The stock market goes down
     o The stock market continues to undervalue the stocks in the Funds' portfolios
     o The Adviser's judgment as to the value of a stock proves to be mistaken

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of the Funds if:
     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o You are willing to accept higher short-term risk for potential long-term returns

The Funds may NOT be appropriate for you if:
     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE


The following charts illustrate the variability of each Funds' returns. These charts and the following tables provide some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

CUTLER CORE FUND

[EDGAR REPRESENTATION OF BAR CHART:

1993-    6.15%
1994-   -2.89%
1995-   34.42%
1996-   18.28%
1997-   33.35%
1998-   21.47%
1999-   15.19%
2000-   -8.04%
2001-  -11.20% ]

During the periods shown in the chart, the highest quarterly return was 17.84% (for the quarter ended December 31, 1998) and the lowest quarterly return was -14.19% (for the quarter ended September 30, 2001).

The calendar year-to-date return as of September 30, 20012 was -33.25%.


The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2001 to the S&P 500(R) Index.

------------------------ --------- -------- --------------
                                                SINCE
CUTLER CORE FUND            1      5 YEARS    INCEPTION
                           YEAR              (12/30/92)
------------------------ --------- -------- --------------
Return Before Taxes      -11.20%    8.79%      10.58%
------------------------ --------- -------- --------------
Return After Taxes on
Distributions            -11.37%    5.65%       7.92%
------------------------ --------- -------- --------------
Return After Taxes on
Distribution and Sale    -6.79%     7.09%       8.35%
of Fund Shares
------------------------ --------- -------- --------------
S & P 500 INDEX          -11.87%   10.70%      13.47%
------------------------ --------- -------- --------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses. One cannot invest directly in the index.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

CUTLER VALUE FUND

[EDGAR REPRESENTATION OF BAR CHART:

1993-    5.94%
1994-    0.81%
1995-   33.20%
1996-   16.89%
1997-   33.25%
1998-   17.97%
1999-    3.28%
2000-    8.66%
2001-   -3.19% ]

During the periods shown in the chart, the highest quarterly return was 16.27% (for the quarter ended June 30, 1997) and the lowest quarterly return was -9.84% (for the quarter ended September 30, 2001). The calendar year-to-date return as of September 30, 2002 was -30.81%.

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2001 to the Russell 1000(R) Value Index.

------------------------- ------- --------- --------------
                                                SINCE
CUTLER VALUE FUND         1 YEAR  5 YEARS     INCEPTION
                                             (12/30/92)
------------------------- ------- --------- --------------
Return Before Taxes       -3.19%  11.30%    12.18%
------------------------- ------- --------- --------------
Return After Taxes on
Distributions             -3.55%  7.19%     9.51%
------------------------- ------- --------- --------------
Return After Taxes on
Distribution and Sale     -1.94%  8.58%     9.72%
of Fund Shares
------------------------- ------- --------- --------------
RUSSELL 1000 VALUE INDEX  -5.59%  11.13%    14.17%
------------------------- ------- --------- --------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index figures assume reinvestment of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Value Index's performance does not reflect the effect of expenses. One cannot invest directly in the index.

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will bear if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on            None
Purchases
Maximum Deferred Sales Charge (Load)              None
Maximum Sales Charge (Load) Imposed on            None
Reinvested Distributions
Redemption Fee                                    None
Exchange Fee                                      None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
CUTLER CORE FUND
Advisory Fees                                    0.75%
Other Expenses                                   0.54%
     Shareholder Services Fees                   0.04%
     Miscellaneous                               0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES             1.29%
 Fee Waiver(2)                                   0.04%
 Net Expenses                                    1.25%
CUTLER VALUE FUND
Advisory Fees                                    0.75%
Other Expenses                                   0.75%
     Shareholder Services Fees                   0.08%
     Miscellaneous                               0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES             1.50%
 Fee Waiver(2)                                   0.25%
 Net Expenses                                    1.25%

(1) Based on amounts incurred during the Funds' last fiscal year as of June 30, 2002 stated as a percentage of net assets.
(2) The Adviser has contractually obligated itself through October 31, 2003 to waive a portion of its fee if total expenses of the Fund exceed 1.25%.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         CUTLER            CUTLER
YEARS                    CORE FUND       VALUE FUND
----------------------------------------------------
1 Year                     $127              $127
3 Years                    $405              $450
5 Years                    $704              $795
10 Years                  $1,553            $1,769

                                                                      MANAGEMENT
--------------------------------------------------------------------------------

The business of each Fund is managed under the direction of the Board of Trustees (the "Board") of The Cutler Trust. The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the executive officers of The Cutler Trust, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Cutler & Company, LLC, 3555 Lear Way, Medford, Oregon 97504 serves as investment adviser to both Funds. The Adviser makes investment decisions for each Fund subject to the general control of the Board. The Adviser received an advisory fee at an annual rate of 0.71% and 0.50% (after waivers) of the average daily net assets of Cutler Core Fund and Cutler Value Fund, respectively, during its most recent fiscal year.

The  Adviser  (and  its   predecessors-in-interest)   has  provided   investment
management services since 1977. As of October 1, 2002, the Adviser had almost $1.0 billion in assets under management.



PORTFOLIO MANAGERS

The portfolio managers of each Fund are responsible for the day-to-day investment policy, portfolio management and investment research for the Fund. Their business experience and educational backgrounds are as follows:


KELLY R. KO, CFA, Co-Portfolio Manager for Cutler Core Fund and Cutler Value Fund, received his B.S. from the University of Southern California and an M.B.A. in Finance from Duke University in 1986. From May 2000 to May 2002, he was a portfolio manager for Nicholas Applegate Capital Management in San Diego, California. From 1992 to May 2000, he was a portfolio manager and analyst for Hughes Investment Management Company in Los Angeles, California.

JOSEPH GAGNON, CFA, Co-Portfolio Manager for Cutler Core Fund and Cutler Value Fund, received his B.A. from the University of California, Los Angeles in 1985. From September 2001 to May 2002, he was an investment analyst for Nicholas Applegate Capital Management in San Diego, California. From June 2000 to September 2001, he was an independent registered investment adviser. From 1991 to June 2000, he was a portfolio manager for Hughes Investment Management Company in Los Angeles, California.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to the Funds. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.


SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers.

FUND EXPENSES

Each Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated between the Funds. The Adviser pursuant to a contractual obligation, or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of each Fund in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of each Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

                                                                    YOUR ACCOUNT
--------------------------------------------------------------------------------

[CALLOUT BOX:

HOW TO CONTACT THE FUNDS

WRITE TO US AT:
   The Cutler Trust
   P.O. Box 446
   Portland, Maine 04112

OVERNIGHT ADDRESS:
   The Cutler Trust
   Two Portland Square
   Portland, Maine 04101

TELEPHONE US TOLL-FREE AT:
   (888) CUTLER4
   (888) 288-5374

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

   Deutsche Bank Trust Company Americas
    New York, New York

   ABA #021001033

FOR CREDIT TO:
   Forum Shareholder Services, LLC
   Account #01-465-547
   The Cutler Trust: (Name of Fund)
   (Your Name)
   (Your Account Number)  ]


GENERAL INFORMATION


You pay no sales charge to purchase or sell (redeem) shares of a Fund. Each Fund purchases or sells shares at the net asset value per share, or NAV, next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 10 through 15). For instance, if the Transfer Agent receives your purchase request in proper form prior to 4:00 p.m. Eastern time, your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4:00 p.m., your transaction will be priced at the next business day's NAV. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

You will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Each Fund, through the Adviser or Transfer Agent, may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. Each Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, securities are valued at fair value as determined by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds do not accept purchases made by credit card check.


     CHECKS For individual, sole proprietorship and joint accounts as well as Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "The Cutler Trust" or to one or more owners of the account and endorsed to "The Cutler Trust". For all other accounts, the check must be made payable on its face to "The Cutler Trust." No other method of check payment is acceptable.

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.


     WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                   MINIMUM         MINIMUM
                                   INITIAL        ADDITIONAL
                                  INVESTMENT      INVESTMENT
Standard Account                   $25,000           None
Traditional and Roth IRA
 Accounts                           $2,000           None
Accounts with Systematic
 Investment                        $25,000           $100
Exchanges                           $2,500           None

The Adviser or the Funds' administrator may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENTS
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                o   Instructions must be signed by all persons exactly as
Individual accounts are owned by one person, as are                   their names appear on the account
sole proprietorship accounts. Joint accounts have two or
more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                      o   Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money                  account under the UGMA or the UTMA
to a child and obtain tax benefits                                o   The custodian must sign instructions in a manner
                                                                      indicating custodial capacity


BUSINESS ENTITIES                                                 o   Submit a secretary's (or similar) certificate
                                                                      covering incumbency and authority

TRUSTS                                                            o   The trust must be established before an account
                                                                      can be opened
                                                                  o   Provide the first and signature pages from the
                                                                      trust document identifying the trustees


                                                                              11



INVESTMENT PROCEDURES

                   HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                          BY CHECK
o   Call or write us for an account application                   o   Fill out an investment slip from a confirmation or
o   Complete the application (and other required                      write us a letter
    documents)                                                    o   Write your account number on your check
o   Mail us your application (and other required                  o   Mail us the slip (or your letter) and a check
    documents) and a check

BY WIRE                                                           BY WIRE
o   Call or write us for an account application                   o   Call to notify us of your incoming wire
o   Complete the application (and other required                  o   Instruct your financial institution to wire
    documents)                                                        your money to us
o   Call us to fax the completed application (and
    other required documents)and we will assign you an
    account number
o   Mail us your application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT                                                    BY SYSTEMATIC INVESTMENT
o   Call or write us for an account application                   o   Complete the Systematic Investment section of
o   Complete the application (and other required                      the application
    documents)                                                    o   Attach a voided check to your application
o   Call us to fax the completed (and other                       o   Mail us the completed application and the
    required  documents)and we will assign you an                     voided check
    account number                                                o   We will electronically debit your purchase proceeds
o   Mail us your application (and other required documents)           from your selected financial institution
o   We will electronically debit your purchase proceeds
    from your selected financial institution


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of a Fund followed by substantial repurchases into a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES


Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

          HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o   Prepare a written request including:
    o  Your name(s) and signature(s)
    o  Your account number
    o  The Fund name
    o The dollar amount or number of shares you want to sell
    o  How and  where  to send  your  proceeds
    o  Obtain a  signature  guarantee  (if required)
    o  Obtain other  documentation (if required)
o   Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $10,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request  (See "By Mail")
BY  TELEPHONE
o Call us with your request (unless you declined telephone authorization privileges on your account application)
o   Provide the following information:
    o  Your account number
    o  Exact name(s) in which the account is registered
    o  Additional forms of identification
o   Redemption proceeds will be:
    o  Mailed to you OR
    o  Wired to you (unless you declined wire
       redemption privileges on your account application)
       (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $10,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS If you own shares of a Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account


We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your Fund account falls below $10,000 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $10,000 solely as a result of a reduction in your account's market value.


REDEMPTION IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may exchange Fund shares for Investors Bond Fund or Daily Assets Government Fund (series of Forum Funds). The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. An exchange is treated as a sale and purchase of shares, and may have tax consequences. There is no charge for the exchange privilege or limitation as to frequency of exchanges, although each Fund reserves the right to limit exchanges.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                    HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
   o   Your name(s) and signature(s)
   o   Your account number
   o   The names of each fund you are exchanging
   o   The dollar amount or number of shares you want
       to sell (and  exchange)
o  Obtain a signature  guarantee (if required)
o  Obtain  other   documentation   (if   required)
o  Mail  us  your  request  and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o   Your account number
   o   Exact name(s) in which account is registered
   o   Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly. Any capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

All distributions reduce the net asset value of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. Federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Your Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

The Cutler Trust is a Delaware business trust registered with the U.S. Securities and Exchange Commission as an open-end, management investment company (a "mutual fund"). The Funds are the only two series of The Cutler Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund.


CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund. This is also known as a master-feeder structure.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a Fund. Total return in the tables represents the rate an investor would have earned (or lost) on an investment in the applicable Fund (assuming the reinvestment of all distributions). The information has been audited by Deloitte & Touche LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

CUTLER CORE FUND

                                                                 YEAR ENDED JUNE 30,
                                                2002        2001         2000       1999       1998

SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                      $10.09      $15.99      $15.71     $17.60     $16.06
Income From Investment Operations
     Net investment income                       0.02        0.05        0.08       0.12       0.19
     Net gain (loss) on securities
         (realized and unrealized)              (2.05)      (2.16)       1.24       2.06       3.05
Total From Investment Operations                (2.03)      (2.11)       1.32       2.18       3.24
Less Distributions
     From net investment income                 (0.02)      (0.05)      (0.08)     (0.12)     (0.19)
     From capital gain                          (0.01)      (3.74)      (0.96)     (3.95)     (1.51)
Total Distributions                             (0.03)      (3.79)      (1.04)     (4.07)     (1.70)
Ending Net Asset Value                          $8.03      $10.09      $15.99     $15.71     $17.60

OTHER INFORMATION
Ratios to Average Net Assets
     Expenses including reimbursement/           1.25%       1.20%       1.11%      1.07%      1.10%
       waiver of fees
     Expenses excluding reimbursement/
       waiver of fees                            1.29%       1.20%       1.11%      1.07%      1.10%
     Net investment income                       0.19%       0.40%       0.51%      0.76%      1.14%
Total Return                                   (20.12%)    (14.44%)      8.61%     15.48%     21.60%
Portfolio Turnover Rate                            46%         93%         79%        59%       119%
Net Assets at End of Period                    $35,613     $55,280     $70,095    $74,499    $77,482
  (in thousands)



                                                                              17


CUTLER VALUE FUND

                                                                    YEAR ENDED JUNE 30,
                                                   2002         2001        2000        1999          1998

SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                        $10.38        $9.78       $18.93      $21.02        $18.33
Income From Investment Operations
     Net investment income                         0.08         0.08         0.12        0.14          0.13
     Net gain (loss) on securities
         (realized and unrealized)                (1.53)        0.79        (1.97)       2.73          4.19
Total From Investment Operations                  (1.45)        0.87        (1.85)       2.87          4.32
Less Distributions
     From net investment income                   (0.08)       (0.08)       (0.12)      (0.14)        (0.13)
     In excess of net investment income             -                           -           - (1)        -
     From capital gain                              -          (0.19)       (7.18)      (4.82)        (1.50)
Total Distributions                               (0.08)       (0.27)       (7.30)      (4.96)        (1.63)
Ending Net Asset Value                            $8.85       $10.38        $9.78      $18.93        $21.02

OTHER INFORMATION
Ratios to Average Net Assets
     Expenses including reimbursement/
       waiver of fees                              1.25%        1.25%        1.25%       1.20%         1.24%
     Expenses excluding reimbursem
     waiver of fees                                1.50%        1.45%        1.28%       1.20%         1.24%
     Net Investment Income                         0.76%        0.56%        1.01%       0.80%         0.65%
Total Return                                     (14.07%)       8.97%       (9.25%)     18.10%        24.90%
Portfolio Turnover Rate                              46%          60%          66%        110%           50%
Net Assets at End of Period                      $22,963      $25,744      $27,615     $40,125       $41,085
  (in thousands)


(1)   Per share data was less than $0.01.

FOR MORE INFORMATION                                                                        THE
                                                                                       CUTLER TRUST

                        ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the          CUTLER CORE FUND
      Funds' annual and semi-annual reports to shareholders. In each Fund's           CUTLER VALUE FUND
     annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
       The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                           CONTACTING THE FUNDS
    You can get free copies of the Funds' annual/semi-annual reports and SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:

                      Forum Shareholder Services, LLC                                THE CUTLER TRUST
                               P. O. Box 446                                           P.O. Box 446
                           Portland, Maine 04112                                   Portland, Maine 04112
                               (888) CUTLER4                                           (888) CUTLER4
                              (888) 288-5374                                          (888) 288-5374

              SECURITIES AND EXCHANGE COMMISSION INFORMATION
       You can also review each Fund's annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the
        Securities and Exchange Commission ("SEC"). The scheduled hours             INVESTMENT ADVISER
    of operation of the Public Reference Room may be obtained by calling the       Cutler & Company, LLC
         SEC at (202) 942-8090. You can get copies of this information,                3555 Lear Way
                    for a fee, by e-mailing or by writing to:                      Medford, Oregon 97504
                                                                                      (541) 770-9000
                           Public Reference Room                                      (800) 228-8537
                    Securities and Exchange Commission
                        Washington, D.C. 20549-0102
                    E-mail address: publicinfo@sec.gov


    Fund information, including copies of the annual/ semi-annual reports and           Web Site:
             SAI are available on the SEC's Web site at www.sec.gov.                 www.cutler.com



                    Investment Company Act File No. 811-7242

CUTLER                                    STATEMENT OF ADDITIONAL INFORMATION


                                          October 30, 2002





FUND INFORMATION:                         CUTLER CORE FUND

The Cutler Trust                          CUTLER VALUE FUND
P.O. Box 446
Portland, ME  04112
(888) CUTLER4
http://www.cutler.com

INVESTMENT ADVISER:

Cutler & Company, LLC
3555 Lear Way
Medford, Oregon  97504
(541) 770-9000
(800) 228-8537

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
Two Portland Square
P. O. Box 446
Portland, Maine  04101
Toll free (888) CUTLER4



         This Statement of Additional Information, or SAI, supplements the Prospectus dated October 30, 2002, as may be amended from time to time, offering shares of Cutler Core Fund and Cutler Value Fund (each a "Fund" and collectively the "Funds"), two portfolios of The Cutler Trust (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained by an investor without charge by contacting the Forum Shareholder Services, LLC at the address or telephone number listed above.

         Financial Statements for each Fund for the year ended June 30, 2002 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS



1.       Investment Policies and Risks                                   3

2.       Investment Limitations                                          5

3.       Performance Data And Advertising                                7

4.       Management                                                     12

5.       Portfolio Transactions                                         18

6.       Additional Purchase and Redemption Information                 20

7.       Taxation.                                                      22

8.       Other Matters                                                  26

Appendix A   Description Of Securities Ratings                         A-1

Appendix B   Miscellaneous Tables                                      B-1

Appendix C  Performance Data                                           C-1

GLOSSARY


          "Adviser" means Cutler & Company, LLC

          "Board" means the Board of Trustees of the Trust.

          "Code" means the Internal Revenue Code of 1986, as amended.


          "Custodian" means Forum Trust, LLC, custodian of the Funds' assets.

          "FAcS" means Forum Accounting Services, LLC, fund accountant of the Funds.


          "FAdS" means Forum Administrative Services, LLC, administrator of the Funds.


          "Fitch" means Fitch Ratings.


          "FFS" means Forum Fund Services, LLC, distributor of the Funds' shares.

          "Fund" means each of Cutler Core Fund and Cutler Value Fund

          "Moody's" means Moody's Investors Service, Inc.

          "NAV" means net asset value.

          "NRSRO" means a nationally recognized statistical rating organization.

          "SEC" means the U.S. Securities and Exchange Commission.

          "S&P" means Standard & Poor's Corporation.

          "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Funds.


          "Trust" means The Cutler Trust.


          "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES AND RISKS

         The following discussion supplements the disclosure in the Prospectus about each Fund's investment techniques, strategies and risks. Each Fund is designed for investment of that portion of an investor's assets that can appropriately bear the special risks associated with certain types of investments (e.g., investments in equity securities). Each Fund expects that for most periods, a substantial portion, if not all, of their assets will be invested in diversified portfolios of common stocks judged by the Adviser to have favorable value to price characteristics.

A.       SECURITY RATINGS INFORMATION

Each Fund may invest in fixed income securities. Each Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Each Fund will invest primarily in "investment grade" securities. "Investment grade" means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issuer of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring the sale of such security by a Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.


Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, interest-bearing savings deposits and certificates of deposit of domestic commercial banks and money market mutual funds. Each Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.


The money market instruments in which each Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       CONVERTIBLE SECURITIES

Each Fund may invest in convertible securities.

1.   IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.   RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.   VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value." The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

D.       FOREIGN ISSUERS

The Trust considers "foreign issuers" to be those issues that are traded only on foreign markets.

2.       INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the applicable Fund's assets, the change in status of a security or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund's investment objective is considered fundamental. In addition, each Fund has adopted the following investment limitations, which are fundamental policies of the Funds. Each Fund may not:

1.    DIVERSIFICATION

With respect to 75% of its assets, purchase a security other than an obligation issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

2.   CONCENTRATION

Purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

3.   UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

4.   PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5.   PURCHASES  AND  SALES  OF  COMMODITIES  AND  OPTIONS;  BORROWING;   FOREIGN
     SECURITIES AND MARKETS; MARGIN PURCHASES AND SHORT SALES

Purchase or sell physical commodities or contracts relating to physical commodities; borrow money; invest in the securities of foreign issuers or purchase securities through a foreign market (applicable to Cutler Core Fund only); purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

6.   ISSUANCE OF SENIOR SECURITIES

Issue senior securities except as appropriate to evidence indebtedness that the Fund may be permitted to incur, and provided that the Fund may issue shares of series or classes that the Board may establish.

7.       REPURCHASE AGREEMENTS,  MAKING LOANS

Enter into repurchase agreements, lend securities or otherwise make loans; except through the purchase of debt securities that may be purchased by the Fund.

B.       NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

1. Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest) if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

2. Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Fund may invest in securities issued by companies engaged in such activities.

3. Acquire securities that are not readily marketable ("illiquid") or are subject to restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

3.       PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

Each Fund may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

Each Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of either Fund but rather are standards by which the Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Each Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

Each Fund's performance may be quoted in terms of yield or total return.

1.   SEC YIELD

Standardized SEC yields for each Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund's fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yield of each Fund is not fixed or guaranteed, and investments in each Fund are not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. Neither Fund imposes a sales charge.

Yield is calculated according to the following formula:

                    a - b      6
         Yield = 2[(------ + 1)  - 1]
                      cd


         Where:

                  a     =   dividends and interest earned during the period
                  b     =   expenses accrued for the period (net of reimbursements)
                  c     =   the average daily number of shares outstanding during the period that were entitled to receive dividends
                  d     =   the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS
Each Fund's total return shows its overall change in value, including change in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN


 Average  annual total return is  calculated  using a formula  prescribed by the
SEC. To calculate  standard average annual total returns, a Fund: (1) determines the growth or decline in value of a  hypothetical  historical  investment in the
Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have  produced  the same result if the rate of growth or decline in value had been constant over the period.  For example, a cumulative return of
100% over ten years would produce an average annual total return of 7.18%. While
average  annual  returns  are  a  convenient   means  of  comparing   investment
alternatives,  investors  should  realize that  performance is not constant over time but changes from year to year, and that average  annual  returns  represent averaged figures as opposed to the actual year-to-year performance of the Fund.
Average annual total return is calculated according to the following formula:


         P(1+T) n = ERV Where:

                  P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  ERV   =   ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                            5- or 10-year (or other) periods at the end of the applicable period (or fractional portion thereof)

Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

The calculation for average annual total returns is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value
(variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. A Fund computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.



                                       8



Average annual total return after taxes on distributions is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P      =  hypothetical initial payment of $1,000
                  T      =  average annual total return (after taxes on distributions)
                  n      =  number of years
                  ATV[D] =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                            5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, each Fund assumes that the redemption has no tax consequences.

Each  Fund  calculates  the  taxes  due on any  distributions  by  applying  the applicable tax rates (as described below) to each component of the distributions on the  reinvestment  date (e.g.,  ordinary  income,  short-term  capital  gain,
long-term   capital  gain).  The  taxable  amount  and  tax  character  of  each distribution will be as specified by the Fund on the dividend  declaration date, unless  adjusted to reflect  subsequent  recharacterizations  of  distributions.
Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits,  such as the foreign tax credit,  are taken into account in  accordance with federal tax law.

Each Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes);
the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

Each Fund, when advertising average annual total return after taxes on distributions and sale of Fund shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P      =  hypothetical initial payment of $1,000
                  T      =  average annual total return (after taxes on distributions and sale of Fund shares)
                  n      =  number of years
                  ATV[DR]=  ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                            5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares

The calculation for average annual total returns after taxes on distributions and sale of Fund shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.



                                       9



Each Fund calculates the taxes due on any distributions as described above under 'Average Annual Total Returns (After Taxes on Distributions).'

The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. Each Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). Each
Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, each Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately  determined for shares acquired through the $1,000
initial   investment   and   each   subsequent   purchase   through   reinvested
distributions. The Funds do not assume that shares acquired through reinvestment of distributions  have the same holding period as the initial $1,000 investment.
The tax character is determined by the length of the  measurement  period in the case of the  initial  $1,000  investment  and the length of the  period  between reinvestment  and the end of the  measurement  period in the case of  reinvested distributions.

Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. Each Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


Each Fund may quote unaveraged or cumulative total return, which reflect the Fund's performance over a stated period of time.

Total return may be stated in its  components  of income and capital  (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Period total return is calculated according to the following formula:

         PT = (ERV/P-1) Where:

                  PT = period total return
                  The other definitions are the same as in average annual total return above

A listing of certain performance data as of June 30, 2001 is contained in Appendix C -- Performance Data.

C.       OTHER MATTERS

Each Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio manager(s) and the portfolio management staff of the Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

Each Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

  PERIOD          SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
............. ................................. .................................. ..................................
     1                      $100                              $10                               10.00
     2                      $100                              $12                               8.33
     3                      $100                              $15                               6.67
     4                      $100                              $20                               5.00
     5                      $100                              $18                               5.56
     6                      $100                              $16                               6.25
............. ................................. .................................. ..................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund or any of the Fund's service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

4.       MANAGEMENT

A.       TRUSTEES AND OFFICERS


TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the acts of all of each Fund's service providers. This management also includes a periodic review of the service providers' agreements and fees charged to each Fund. The names of the Trustees and officers of the Trust, their position with the Trust and length of time served,, address, age and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee has also been included. Interested and disinterested Trustees have been segregated.

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND
                                     POSITION      LENGTH OF                                        COMPLEX    OTHER DIRECTORSHIPS/
NAME,                                WITH THE        TIME           PRINCIPAL OCCUPATION(S)        OVERSEEN    TRUSTEESHIPS HELD BY
DATE OF BIRTH AND ADDRESS             TRUST        SERVED(1)   During the Past Five Years         BY TRUSTEE          TRUSTEE
INTERESTED TRUSTEES
John Y. Keffer(2)                 Trustee         1992-        Member and Director, Forum              2       Chairman/President,
Born:  July 1942                  President                    Financial Group, LLC (a mutual                  Monarch Funds
Two Portland Square                               Present      fund services holding company                   Chairman/President,
Portland, Maine 04101                                                                                          Forum Funds
Kenneth R. Cutler(3)              Trustee         1992-        Investment Committee Member,            2       None
Born:  March 1920                 Chairman                     Cutler & Company, LLC Portfolio
503 Airport Road                                  Present      Manager, Cutler & Company, LLC
Medford, Oregon  97504                                         1997-1999
DISINTERESTED TRUSTEES
Dr. Hatten S. Yoder, Jr.          Trustee         1992-        Director Emeritus, Geophysical          2       None
Born:  March 1921                                              Laboratory, Carnegie Institution
6709 Melody Lane                                  Present      of Washington Consultant, Los
Bethesda, MD 20817-3152                                        Alamos National Laboratory since
                                                               1972
Robert B. Watts, Jr.              Trustee         1996-        Counsel, Northhaven Associates          2               None
Born:  December 1930
2230 Brownsboro Highway                           Present
Eagle Point, Oregon 97524
Robert E. Clarke                  Trustee         May 2002-    Retired                                 2               None
Born:  May 1922                                   Present
3152 Arnold Palmer Way Medford,
Oregon 97504


                                       12


                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND
                                     POSITION      LENGTH OF                                        COMPLEX    OTHER DIRECTORSHIPS/
NAME,                                WITH THE        TIME           PRINCIPAL OCCUPATION(S)        OVERSEEN    TRUSTEESHIPS HELD BY
DATE OF BIRTH AND ADDRESS             TRUST        SERVED(1)   During the Past Five Years         BY TRUSTEE          TRUSTEE
OFFICERS
Brooke C. Ashland                 Vice President  June 2002    Chief Executive Officer and            N/A               N/A
 Born:  December 1951                             - Present    Manager, Cutler & Company, LLC
 503 Airport Road                                              since 1995 Chairman of the
 Medford, Oregon 97504                                         Board, Cutler & Company, LLC
                                                               since January 1992
Carol S. Fischer                  Vice President  1996 -       Chief Operating Officer, Cutler        N/A               N/A
Born:  December 1955              Asst.           Present      & Company, LLC
503 Airport Road                  Treasurer                    since 1994
Medford, Oregon 97504
Stacey E. Hong                    Treasurer       June 2002    Director, Forum Accounting             N/A               N/A
Born:  May 1966                                   - Present    Services, LLC since 1998
Two Portland Square                                            with which he has been
Portland, Maine 04101                                          associated since 1992
D. Blaine Riggle                  Secretary       1998 -       Relationship Manager and           N/A          N/A
Born:  November 1966                              Present      Counsel, Forum Financial Group,
Two Portland Square                                            LLC since 1998 Associate
Portland, Maine 04101                                          Counsel, Wright Express
                                                               Corporation from 1997 to 1998
Patrick J. Keniston               Assistant       September    Staff Attorney, Forum Financial    N/A          N/A
Born: January 1964                Secretary       2002 -       Group, LLC since 2001.  Senior
Two Portland Square                               Present      Tax Consultant,
Portland, Maine 04101                                          PricewaterhouseCoopers 1998 to
                                                               2001.  Tax Consultant, Ernst &
                                                               Young 1996 to 1998
Cheryl O. Tumlin                  Assistant       December     Counsel, Forum Financial Group,    N/A          N/A
Born: June 30, 1966               Secretary       2001-        from 1996 to 1999 and since
Two Portland Square                               Present      2001.  Counsel, I-many, Inc.,
Portland, Maine 04101                                          1999 to 2001.
Dawn L. Taylor                    Assistant       1998-        Tax Manager, Forum Financial       N/A          N/A
Born:  May 1964                   Treasurer       Present      Group, LLC
Two Portland Square                                            since 1997.  Senior Tax
Portland, Maine 04101                                          Accountant, Purdy, Bingham &
                                                               Burrell, LLC 1994
                                                               to 1997.

(1)  Each Trustee and Officer holds office until he or she resigns,  is removed, or a successor is elected and qualified.
(2)  John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust.
(3)  Kenneth R. Cutler is employed as a consultant by the Adviser.


B.       TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS


------------------------------------- ------------------------- ----------------------- ----------------------------------

                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                          OWNERSHIP AS OF DECEMBER 31,
                                          DOLLAR RANGE OF          DOLLAR RANGE OF        2001 IN ALL FUNDS OVERSEEN BY
                                      BENEFICIAL OWNERSHIP IN    BENEFICIAL OWNERSHIP     TRUSTEE IN THE SAME FAMILY OF
                                          CUTLER CORE FUND       IN CUTLER VALUE FUND         INVESTMENT COMPANIES
Trustees

------------------------------------- ------------------------- ----------------------- ----------------------------------

INTERESTED TRUSTEES

------------------------------------- ------------------------- ----------------------- ----------------------------------

John Y. Keffer                                  None                     None                         None

------------------------------------- ------------------------- ----------------------- ----------------------------------

Kenneth R. Cutler                            $1-$10,000               $1-$10,000                   $1-$10,000

------------------------------------- ------------------------- ----------------------- ----------------------------------

DISINTERESTED TRUSTEES

------------------------------------- ------------------------- ----------------------- ----------------------------------

Dr. Hatten S. Yoder, Jr.                        None                     None                         None

------------------------------------- ------------------------- ----------------------- ----------------------------------

Robert B. Watts, Jr.                            None                     None                         None

------------------------------------- ------------------------- ----------------------- ----------------------------------

Robert E. Clark                                 None                     None                         None

------------------------------------- ------------------------- ----------------------- ----------------------------------


C.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2001, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Hatten S. Yoder, Jr., Robert B. Watts and Robert E. Clark, constituting all of the Trust's Disinterested Trustees. During the fiscal year ended June 30, 2002, the Audit Committee met once. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Hatten S. Yoder, Jr., Robert B. Watts and Robert
E. Clark, constituting all of the Trust's Disinterested Trustees. The Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended June 30, 2002, the Nominating Committee met once.

VALUATION COMMITTEE. The Trust's Valuation Committee consists of Messrs. John Y. Keffer and Kenneth R. Cutler , any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. The Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Valuation committee meets when necessary and, during the fiscal year ended June 30, 2002, did not meet.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid an annual retainer fee of $10,000 for his service to the Trust. The fee is paid monthly in equal payments. The Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer and Mr. Cutler receive no compensation (other than reimbursement for travel and related expenses) for their service as Trustees of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings.

The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex for the fiscal year ended June 30, 2002.


---------------------------- ------------------- ---------------------- ---------------------- ----------------------

                                                      PENSION OR
                                                  RETIREMENT BENEFITS                           TOTAL COMPENSATION
                                 AGGREGATE        ACCRUED AS PART OF      ESTIMATED ANNUAL      FROM TRUST AND FUND
                             COMPENSATION FROM      TRUST EXPENSES            BENEFITS                COMPLEX
          TRUSTEE                  TRUST                                   UPONRETIREMENT
---------------------------- ------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                     $0                     $0                     $0                     $0
---------------------------- ------------------- ---------------------- ---------------------- ----------------------
Kenneth R. Cutler                   0                       0                      0                      0
---------------------------- ------------------- ---------------------- ---------------------- ----------------------
Dr. Hatten S. Yoder, Jr.         10,000                     0                      0                  10,000
---------------------------- ------------------- ---------------------- ---------------------- ----------------------
Robert B. Watts, Jr.             10,000                     0                      0                  10,000
---------------------------- ------------------- ---------------------- ---------------------- ----------------------
Robert E. Clarke*                 1,667                     0                      0                   1,667
---------------------------- ------------------- ---------------------- ---------------------- ----------------------

*Mr. Clark was elected as a Trustee of the Trust in May of 2002.

F.       INVESTMENT ADVISER


1.   SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for the Fund.

2.   OWNERSHIP OF ADVISER/AFFILIATIONS


Brooke C. Ashland, a Vice President of the Trust, has a majority ownership interest in the Adviser and is therefore deemed to control the Adviser. The Adviser is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended.


The Trustees or officers of the Trust that are employed by the Adviser (or affiliates of the Adviser) are Kenneth R. Cutler, Brooke C. Ashland and Carol S. Fischer.

3.   FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly, equal to 0.75% per annum based on average daily net assets of the applicable Fund for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in either Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.


The Adviser has contractually obligated itself to waive a portion of its fees if total expenses for a Fund exceed 1.25%. This obligation may end after October 31, 2003.


Table 1 in Appendix B shows the dollar amount of the fees from each Fund for the last three fiscal years received by the Adviser.

4.   OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by each Fund with respect to the Fund on 60 days' written notice when authorized either by vote of the holders of a majority of the Fund's securities or by a vote of a majority of the Board on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Under its agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to each Fund. The agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL

In approving the continuation of the Advisory Agreement with respect to the Funds, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Funds, including information provided by the Adviser regarding its personnel servicing each Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the last approval of the Advisory Agreement.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that the Adviser's contractual and actual advisory fee was competitive with other funds in its Lipper Inc. peer group. The Board also noted the Adviser's intent to continue to waive a portion of its fee through October 30, 2003 in order to maintain the Fund's total annual operating expenses at 1.25% of the Fund's average daily net assets. Moreover, the Board noted that while the Funds' performance has lagged in the last year, the Cutler Value Fund outperformed the Lipper Large-cap Value Index for both the 3 year and 5 year periods. Also, the Board noted the Advisor's commitment to improving performance as evidenced by the recent hiring of two highly regarded portfolio managers.

The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund and the Adviser's trading policies and average commissions per trade charged to the Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.


D.       DISTRIBUTOR

1.   DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS, the Transfer Agent, and the Custodian are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of each Fund in connection with the offering of shares of the Fund. FFS continually distributes shares of each Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of a Fund's shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of each Fund.

2.   OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by each Fund with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Fund.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund. The agreement does not protect FFS against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by each Fund against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, each Fund is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Fund; and (2) paying judgments against FFS. Neither Fund is required to indemnify FFS if the Fund does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Fund's own name or in the name of FFS.

E.   OTHER SERVICE PROVIDERS TO EACH FUND

1.   ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of each Fund, providing each Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of each Fund.


For its services, FAdS receives a fee from each Fund equal to 0.10% of the average daily net assets of the applicable Fund with a minimum annual fee of $40,000. The fees are accrued daily by each Fund and are paid monthly for services performed under the agreement during the prior calendar month.


Table 2 in Appendix B shows the dollar amount of the fees paid by the Funds to FAdS for each Fund's last three fiscal years.

FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to each Fund. The agreement does not protect FAdS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

2.   FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of the Funds and preparing each Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $48,000, subject to adjustments for the number and type of portfolio transactions. The fees are paid monthly for services performed during the prior calendar month.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Funds to FAcS for each Fund's last three fiscal years.

FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to each Fund. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

3.   TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $18,000 per year plus certain account charges and is reimbursed for certain expenses incurred on behalf of each Fund. Such fees shall be paid monthly for services performed during the prior calendar month. Table 4 in Appendix B shows the dollar amount of the fees paid by each Fund to the Transfer Agent for each Fund's last three fiscal years.


The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

4.   CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls each Fund's cash and securities, determines income and collects interest on each Fund's investments. The Custodian may employ subcustodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Bankers Trust Company, 130 Liberty Street, New York, New York, 10006, to serve as subcustodian for the Funds.

For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; (3) 0.005% for Fund assets between $2-$6 billion; and (4) .0025% for Fund assets greater than $6 billion. The Custodian receives account maintenance fees of $3,600 per account per year. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.   LEGAL COUNSEL

Legal matters in connection with the issuance of shares of each Fund are passed upon by Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109-4603.

6.   INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts 02116-5022, independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of each Fund and provide each Fund with an audit opinion. The auditors also review certain regulatory filings of the Funds as well as prepare each Fund's tax returns.


5.       PORTFOLIO TRANSACTIONS
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A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in placing trades for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.   CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

2.   OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than a Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems and formal databases.

Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner that is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser to use a broker or dealer of the client's choice. If the client directs the Adviser to use a particular broker, the Adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.   TRANSACTIONS THROUGH AFFILIATES

The Adviser may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

4.   OTHER ACCOUNTS OF THE ADVISER

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

5.       Portfolio Turnover


The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Each Fund expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. A Fund's commission costs are usually done at rates far under those in the retail market.


D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Following is a list of the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired or held during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

                 REGULAR BROKER OR DEALER                                    VALUE OF SECURITIES HELD
............................................................. .........................................................
CUTLER CORE FUND/CUTLER VALUE FUND
         None                                                                          None


6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
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A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at NAV per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. Historical information relating to each Fund's NAV per share is contained in the Funds' financial statements (specifically in the statement of assets and liabilities).

Each Fund reserves the right to refuse any purchase request in excess of 1% of the Fund's total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.   IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.   UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


3.   PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.   SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of their net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.   REDEMPTION IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if a Fund's management determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. In addition, the shareholder will bear the risk of any market fluctuation in the price of a security from the time of valuation by the Fund to the time of transfer to the shareholder. Accordingly, the redeeming shareholder, when selling a security received in kind, may receive cash equal to a lesser or greater amount than the total value of the portfolio securities received in redemption of Fund shares. The Fund will endeavor to transfer the security to the shareholder as quickly as practicable, subject to the shareholder's timely provision of information pertaining to the custodial account to which such securities will be transferred. The shareholder will bear all costs associated with the in-kind distribution of portfolio securities. Each Fund has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Fund's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made. In connection with a redemption in kind, the shareholder has the option to receive in cash the lesser of $250,000 or 1% of the Fund's total net assets. The shareholder may waive this right.

D.       NAV DETERMINATION

The price of a Fund's shares on any given day is its NAV per share. NAV is calculated for each Fund on each day that the New York Stock Exchange is open for trading. Currently, the Exchange is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In determining each Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Unless a shareholder has elected to receive distributions in cash, distributions of net investment income will be reinvested at the applicable Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of each Fund is December 31.

1.   MEANING OF QUALIFICATION


As a regulated investment company, a Fund generally will not be subject to federal income tax on the portion of its investment company taxable income
(i.e., taxable interest, dividends and other taxable ordinary income, net of expenses, and the excess of short-term capital gains over long-term capital losses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company each Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.   FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.   FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in a Fund's financial statements. Any such losses may not be carried back.

Distributions by each Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If a Fund changes its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of a Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of that Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


E.       BACKUP WITHHOLDING TAX

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations. A foreign corporate shareholder would also be subject to a branch profits tax.


In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of foreign taxes and related matters.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from the Fund, the applicability of state and local taxes and related matters.


8.       OTHER MATTERS
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A.       GENERAL

1.   GENERAL INFORMATION

The Cutler Trust was organized as a business trust under the laws of the State of Delaware on October 2, 1992. The Trust has operated under that name and as an investment company since that date.


The Cutler Trust is registered as an open-end, management investment company under the 1940 Act. The Trust is diversified as that term is defined by the 1940 Act. The Trust offers shares of beneficial interest in its two series. Prior to the spring of 1999, Cutler Value Fund was known as Cutler Approved List Equity Fund. Prior to November 1999, Cutler Core Fund was known as Cutler Equity Income Fund.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust will continue indefinitely until terminated.

The Adviser, FFS and the Trust have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and the personnel of the Trust, Adviser and FFS. All three codes were reviewed by the Board to ensure compliance with the recent amendments to Rule 17j-1. Codes permit personnel subject to codes to invest in securities, including securities that may be purchased or held by the Funds.

2.   SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of a Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Delaware law does not require the Funds to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of a Fund.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of a Fund's outstanding shares may, as set forth in the Trust Instrument, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Trustees.

3.       CERTAIN REORGANIZATION TRANSACTIONS

A Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Fund by merger, consolidation or incorporation.

B.       FUND OWNERSHIP


As of October 22, 2002, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of each Fund. Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 22, 2002, the following persons beneficially owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

SHAREHOLDER                                                              PERCENTAGE OF SHARES OWNED
........................................................... ........................................................
CUTLER CORE FUND
NONE                                                                                  0
........................................................... ........................................................
CUTLER VALUE FUND
NONE                                                                                  0

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' AND OFFICERS' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Each Fund believes that the securities regulators of some states, however, have in the past indicated that they and the courts in their state may decline to apply Delaware law on this point.

The By-laws of the Trust provide that the Trustees and officers shall be indemnified to the fullest extent consistent with applicable laws. However, any Trustee or officer will not be protected against liability to a Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS


The financial statements of each Fund for the year ended June 30, 2002 included in the Annual Report to shareholders of each Fund are incorporated herein by reference. These financial statements only include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.   MOODY'S INVESTORS SERVICE, INC.

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.   STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB          An obligation rated BBB exhibits  adequate  protection  parameters.
             However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC           An  obligation  rated  CC   is  currently  highly   vulnerable   to
             nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.   DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.

A+,A,     Protection factors are average but adequate. However, risk factors are
A-        more variable in periods of greater economic stress.

BBB+      Below-average  protection factors but still considered  sufficient for
BBB       prudent  investment. Considerable  variability in risk during economic
BBB-      cycles.

BB+       Below investment grade but deemed likely to meet obligations when due.
BB        Present  or   prospective   financial  protection  factors   fluctuate
BB- according to industry conditions. Overall quality may move up or down frequently within this category.

B+        Below investment grade  and possessing risk that  obligations will not
B         be met  when due. Financial protection  factors will  fluctuate widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP        Preferred stock with dividend arrearages.


4.   FITCH RATINGS


INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC,    High default  risk. Default  is  a real  possibility.  Capacity  for
C           meeting  financial  commitments  is solely  reliant upon  sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,    Default. Securities  are not  meeting  current  obligations  and are
D           extremely  speculative. `DDD' designates  the highest  potential for recovery of amounts outstanding on any securities involved. For U.S.
            corporates,  for example, `DD' indicates  expected recovery of 50% -
            90% of such outstandings and `D' the lowest recovery potential, i.e.
            below 50%.

B.       PREFERRED STOCK

1.   MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.   STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,       Preferred  stock  rated  BB,  B, and CCC is  regarded,  on balance,
CCC          as predominantly  speculative with respect to the issuer's capacity to pay preferred stock  obligations. BB indicates the lowest degree of speculation  and CCC the highest. While  such issues will likely
             have   some   quality   and   protective   characteristics,   large
             uncertainties  or  major  ris k exposures  to  adverse   conditions
             outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C            A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.   MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT
  PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.   STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


3.   FITCH RATINGS

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch Ratings' national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B   MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees paid to the Adviser.

                                                 ADVISORY FEE            ADVISORY FEE            ADVISORY FEE
                                                   PAYABLE                  WAIVED                 RETAINED
         CUTLER CORE FUND

              Year Ended June 30, 2002             $359,401                $20,393                 $339,008
              Year Ended June 30, 2001             $465,333                   $0                   $465,333
              Year Ended June 30, 2000             $545,524                   $0                   $545,524



         CUTLER VALUE FUND

              Year Ended June 30, 2002             $179,659                $60,034                 $119,625
              Year Ended June 30, 2001             $208,238                $54,255                 $153,983
              Year Ended June 30, 2000             $240,622                $10,000                 $230,622



TABLE 2 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees paid to FAdS.


                                                ADMINISTRATION
                                                   FEE PAID
         CUTLER CORE FUND
              Year Ended June 30, 2002             $47,920
              Year Ended June 30, 2001             $62,044
              Year Ended June 30, 2000             $72,737


         CUTLER VALUE FUND
              Year Ended June 30, 2002             $23,955
              Year Ended June 30, 2001             $27,765
              Year Ended June 30, 2000             $32,083





TABLE 3 - ACCOUNTING FEES

The following Table shows the dollar amount of fees paid to FacS.

                                                ACCOUNTING FEE
                                                     PAID
        CUTLER CORE FUND

             Year Ended June 30, 2002              $39,000
             Year Ended June 30, 2001              $41,000
             Year Ended June 30, 2000              $42,000


        CUTLER VALUE FUND

             Year Ended June 30, 2002              $39,000
             Year Ended June 30, 2001              $41,000
             Year Ended June 30, 2000              $40,000

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees paid to the Transfer Agent.

                                               TRANSFER AGENCY
                                                   FEE PAID
       CUTLER CORE FUND
            Year Ended June 30, 2002               $18,690
            Year Ended June 30, 2001               $17,721
            Year Ended June 30, 2000               $16,356


       CUTLER VALUE FUND
            Year Ended June 30, 2002               $15,949
            Year Ended June 30, 2001               $15,553
            Year Ended June 30, 2000               $14,818



TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions paid by the Funds.


CUTLER CORE FUND

     Year Ended June 30, 2002                       $82,381.33
     Year Ended June 30, 2001                      $115,827.64
     Year Ended June 30, 2000                       $87,467.40



CUTLER VALUE FUND

     Year Ended June 30, 2002                      $43,066.69
     Year Ended June 30, 2001                      $39,422.56
     Year Ended June 30, 2000                      $59,340.32



TABLE 6 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of the Funds as of October 4, 2002.


NAME AND ADDRESS                                 SHARES        % OF FUND
.............................................. .............. ..............
CUTLER CORE FUND
Enterprise Trust & Investment Co TTEE           674,839.854         16.29%
For Big Creek Lumber Profit Sharing
Ms. Ellen McCrary

3654 Highway 1
Davenport, CA  95017


NAME AND ADDRESS                                 SHARES        % OF FUND
.............................................. .............. ..............
CUTLER VALUE FUND
Coalinga Feed Yard, Inc.                        171,977.024          6.82%
Profit Sharing Plan
Attn: Ms. Christy Yeager
35244 Oil City Road
Coalinga, CA  93210

APPENDIX C  PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS


The average annual total returns of the Funds for the periods ended June 30, 2002, were as follows:


TOTAL RETURNS


                                          1                5
CUTLER CORE FUND                         YEAR            YEARS          SINCE INCEPTION

Return Before Taxes                    -20.12%           0.83%               7.98%
Return After Taxes on Distributions
                                       -20.21%           -2.04%              5.51%
Return After Taxes Distributions
and Sales of Fund Shares
                                       -12.32%           0.95%               6.39%
Index - S&P 500 Index                  -17.97%           3.67%               11.06%


                                          1                5
CUTLER VALUE FUND                        YEAR            YEARS          SINCE INCEPTION

Return Before Taxes                    -14.07%           4.62%               10.07%
Return After Taxes on Distributions
                                       -14.33%           0.77%               7.57%
Return After Taxes Distributions
and Sales of Fund Shares
                                        -8.63%           3.34%               8.10%
Index - S&P 500 Index                   -8.95%           6.53%               12.80%

                                                          30-DAY SEC YIELD AS OF
                                                            SEPTEMBER 30, 2002
CUTLER CORE FUND                                                  0.94%
CUTLER VALUE FUND                                                 1.30%

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)       Trust   Instrument  of  Registrant  dated  October  2,  1992  (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 4 via EDGAR on March 8, 1996, accession number 0000912057-96-004156).

(b) By-Laws of Registrant dated October 2, 1992 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 4 via EDGAR on March 8, 1996, accession number 0000912057-96-004156).

(c)       None.

(d) Investment Advisory Agreement between Registrant and Cutler & Company, LLC dated December 31, 1992, and restated May 1, 1996 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 8 via EDGAR on October 29, 1998, accession number 0001004402-98-000574).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC. dated November 1, 1999 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 10 via EDGAR on October 29, 1999, accession number 0001004402-99-000421).

(f)       None.

(g) Custodian Agreement between Registrant and Forum Trust, LLC dated as of April 20, 1999 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 9 via EDGAR on August 31, 1999, accession number 0001004402-99-000370).


(h)(1) Management Agreement between Registrant and Forum Administrative Services, LLC dated November 1, 2002 (Exhibit filed herewith).

   (2) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 1, 2002 (Exhibit filed herewith).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated October 1, 1997, as amended on August 25, 2000 and November 1, 2002 (Exhibit filed herewith).


   (4) Shareholder Service Plan adopted by Registrant dated January 3, 1996 as amended June 15, 2000 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 12 via EDGAR on October 27, 2000, accession number 0001004402-00-000358).

   (5) Shareholder Service Agreement between Forum Administrative Services, LLC and Bidwell & Co. dated December 17, 1997 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 8 via EDGAR on October 29, 1998, accession number 0001004402-98-000574).


(i)      Opinion of counsel (Exhibit filed herewith).

(j)      Consent of independent auditor (filed herewith).


(k)       None.

(l) Investment Representation letter (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 4 via EDGAR on March 8, 1996, accession number 0000912057-96-004156).

(m)       None.

(n)       None.

(p)(1) Code of Ethics of The Cutler Trust, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 12 via EDGAR on October 27, 2000, accession number 0001004402-00-000358).

   (2) Code of Ethics of Cutler & Company, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 12 via EDGAR on October 27, 2000, accession number 0001004402-00-000358).

   (3) Procedures to Implement Cutler & Company, LLC's Code of Ethics (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 12 via EDGAR on October 27, 2000, accession number 0001004402-00-000358).

   (4) Code of Ethics of Forum Fund Services, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 12 via EDGAR on October 27, 2000, accession number 0001004402-00-000358).

Other Exhibits


          Powers of  attorney,  Kenneth R.  Cutler,  Trustee;  Robert E. Clarke,
          Trustee; Hatten S. Yoder, Jr., Trustee and Robert B. Watts, Jr., Trustee (Exhibit filed herewith).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
          10.02 of the Registrant's Trust Instrument.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Cutler & Company, LLC under the caption "Management" in both the Prospectus and the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, is incorporated by reference herein.

          The following are the managing members of Cutler & Company, LLC, including their business connections that are of a substantial nature. The address of Cutler & Company, LLC is 503 Airport Road, Medford, Oregon 97504.


          Name                                  Title                              Business Connection
          ..................................... .................................. ...................................
          Brooke Cutler Ashland                 Chief Executive Officer            Cutler & Company, LLC
          ..................................... .................................. ...................................
          Stephen F. Brennan                    President                          Cutler & Company, LLC
          ..................................... .................................. ...................................
          William G. Gossard                    Director of Fixed Income           Cutler & Company, LLC
                                                .................................. ...................................
                                                Investment Committee Member        Cutler & Company, LLC
          ..................................... .................................. ...................................
          Carol S. Fischer                      Chief Operating Officer            Cutler & Company, LLC


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following  investment  companies  registered under the Investment Company Act of 1940, as amended:


          Century Capital Management Trust          Monarch Funds
          The Cutler Trust                          NBP TrueCrossing Funds
          Forum Funds                               Sound Shore Fund, Inc.
          ICM Series Trust



(b) The following officers of Forum Fund Services, LLC hold the following positions with Registrant. Their business address is Two Portland
          Square, Portland, Maine 04101.


                                                    Position with Underwriter           Position with Registrant
          ..................................... .................................. ...................................
          John Y. Keffer                        Director                           President and Trustee
          ..................................... .................................. ...................................



(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts and records required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder, are maintained at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. Accounts and records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian. Accounts and records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on October 30, 2002.


                                        THE CUTLER TRUST


                                        By: /S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 30, 2002.


Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, President

Principal Financial Officer


         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong, Treasurer


All of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Trustee

         Kenneth R. Cutler*, Trustee
         Robert E. Clarke*, Trustee
         Hatten S. Yoder, Jr.*, Trustee
         Robert B. Watts, Jr.*, Trustee

         By: /S/ D. BLAINE RIGGLE
            -----------------------------------------
         D. Blaine Riggle, Attorney in fact*

Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


(h)(1) Management Agreement between Registrant and Forum Administrative Services, LLC

(h)(2) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC

(h)(3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC

(i)       Opinion of Counsel


(j)       Consent of Independent Auditors.


Other Exhibits   Powers of Attorney, Kenneth R. Cutler; Robert E. Clarke; Hatten
S. Yoder, Jr.; Robert B. Watts, Jr.